Financial Instruments - Estimated fair value and carrying value (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 25,623	$ 39,126	$ 27,137	$ 26,326
Restricted cash	18,390	20,693
Amounts due from affiliate	5,701	4,296
Derivative instruments	(30,860)	(14,935)
Advances (shareholder loans) to joint ventures	3,988	3,831
Current amounts due to owners and affiliates	(3,627)	(2,513)
Long-term Debt	(435,801)	(456,961)
Revolving credit facility due to owners and affiliates	(4,749)	(8,792)
Lampung Facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	(103,858)	(112,713)
385 million facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
$385 million facility	(331,943)	(344,248)
Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	25,623	39,126
Restricted cash	18,390	20,693
Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	(30,860)	(14,935)
Other [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amounts due from affiliate	5,701	4,296
Advances (shareholder loans) to joint ventures	4,121	4,029
Current amounts due to owners and affiliates	(3,627)	(2,513)
Revolving credit facility due to owners and affiliates	(4,735)	(8,717)
Other [Member] | Fair Value, Inputs, Level 2 [Member] | Lampung Facility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term Debt	(109,270)	(119,598)
Other [Member] | Fair Value, Inputs, Level 2 [Member] | 385 million facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
$385 million facility	$ (340,686)	$ (352,219)